Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (1,627)	$ (2,885)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of premiums and discounts, net	326	268
Gain on sale of securities available for sale	(82)	(161)
Amortization of deferred loan origination fees, net of costs	(1)	(3)
Provision for loan losses	3,101	2,718
Provision for loss on real estate acquired through foreclosure	147	159
Gain on sale of real estate acquired through foreclosure	(181)	(107)
Decrease in value of real estate acquired through foreclosure	20	167
Depreciation	252	272
Amortization of core deposit intangible	52	51
Increase in cash value of bank-owned life insurance	(76)	(74)
Deferred income tax benefit	(628)	(483)
Deferred tax valuation allowance	628	2,211
Decrease in accrued interest and other assets	1,676	1,744
Non-cash compensation under stock-based benefit plans	14	23
Increase in accrued expenses and other liabilities	369	490
Net cash provided by operating activities	3,990	4,390
Cash flows from i.nvesting activities:
Proceeds from maturing securities available for sale and principal repayments on mortgage-backed securities	27,605	25,616
Purchase of securities available for sale	(41,304)	(43,174)
Proceeds from sale of securities available for sale	11,998	2,877
Net decrease in loans receivable	4,577	10,759
Proceeds from sale of real estate acquired through foreclosure	1,583	2,068
Net change in investments required by law	887	562
Purchases of property and equipment	(67)	(89)
Net cash provided by (used in) investing activities	5,279	(1,381)
Cash flows from financing activities:
Net (decrease) increase in deposits	(5,551)	2,460
Net (decrease) increase in advance payments by borrowers	(342)	57
Repayments of long-term borrowings	(3,000)	(5,100)
Net cash used in financing activities	(8,893)	(2,583)
Net increase in cash and cash equivalents	376	426
Cash and cash equivalents at beginning of year	28,469	28,043
Cash and cash equivalents at end of year	28,845	28,469
Supplemental cash flow information:
Interest paid	2,915	4,392
Income taxes paid	0	0
Loans transferred to real estate acquired through foreclosure, net	$ 1,298	$ 1,101